RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - USD ($)	Feb. 09, 2024	Mar. 14, 2022
RELATED PARTY TRANSACTIONS
Working capital loans		$ 480,000
Qvent, LLC | Affiliate of sponsor
RELATED PARTY TRANSACTIONS
Shares issued in settlement of obligations (in shares)	33,333